Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2020
Subsequent Events
Schedule of incentive options with an exercise price
Geoffrey Kempler	14,000,000
Tristan Edwards	7,000,000
Lawrence Gozlan	7,000,000
Peter Marks	7,000,000
Brian Meltzer	7,000,000
David Sinclair	7,000,000